Basic and Diluted Net Loss per Share -Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss)	$ (72,355)	$ (3,115)	$ (6,177)
Less: cumulative undeclared dividends on convertible redeemable preferred shares	0	(6,715)	(9,962)
Less: accretion on convertible redeemable preferred shares to redemption value	0	(193,466)	(50,715)
Net loss attributable to Agora, Inc.'s ordinary shareholders	$ (72,355)	$ (203,296)	$ (66,854)
Denominator:
Weighted average number of ordinary shares—basic and diluted	440,864,190	268,849,967	115,716,392
Basic and diluted loss per share	$ (0.16)	$ (0.76)	$ (0.58)